Capital Stock (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of Normal Course Issuer Bids
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	2022		2021
	Shares purchased	Cash amount	Shares purchased	Cash amount
2020 Bid	—	$—	3,318,523	$301
2021 Bid	—	—	2,673,800	216
2022 Bid	12,561,487	780	—	—

	12,561,487	$780	5,992,323	$517

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at February 26, 2023 were exercised or converted:

Common Shares	286,072,036
Stock options [i]	5,798,933

291,870,969

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.